Labor and Social Obligations - Equity Instruments (Details) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) R$ / shares	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total shares granted	73,085
Total granted shares outstanding	161,231	337,185
Unit value average | R$ / shares	R$ 82.91
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total shares granted	656,860
Total shares vested	(435,330)
Total granted shares outstanding	161,231
Average fair value at grant date | R$	R$ 94,206
Grant date: 30/04/2019 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total shares granted	542,760
Total shares vested	(375,532)
Total granted shares outstanding	111,435
Average fair value at grant date | R$	R$ 68,800
Unit value average | R$ / shares	R$ 126.76
Grant date: 30/06/2019, Series 1 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total shares granted	1,543
Total shares vested	(1,543)
Average fair value at grant date | R$	R$ 274
Unit value average | R$ / shares	R$ 177.71
Grant date: 30/06/2019, Series 2 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total shares granted	1,543
Total shares vested	(1,543)
Average fair value at grant date | R$	R$ 319
Unit value average | R$ / shares	R$ 206.66
Grant date: 15/10/2019 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total shares granted	37,929
Total shares vested	(23,711)
Total granted shares outstanding	7,698
Average fair value at grant date | R$	R$ 7,593
Unit value average | R$ / shares	R$ 200.18
Grant date: 23/01/2020 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total shares granted	13,000
Total shares vested	(5,449)
Total granted shares outstanding	7,580
Average fair value at grant date | R$	R$ 2,788
Unit value average | R$ / shares	R$ 214.48
Grant date: 02/03/2020 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total shares granted	36,673
Total shares vested	(15,372)
Total granted shares outstanding	21,383
Average fair value at grant date | R$	R$ 8,762
Unit value average | R$ / shares	R$ 238.93
Grant date: 04/03/2020 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total shares granted	13,164
Total shares vested	(9,906)
Total granted shares outstanding	4,388
Average fair value at grant date | R$	R$ 3,346
Unit value average | R$ / shares	R$ 254.21
Grant Date: 03/09/2020 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total shares granted	3,600
Total shares vested	(1,509)
Total granted shares outstanding	2,099
Average fair value at grant date | R$	R$ 883
Unit value average | R$ / shares	R$ 245.18
Grant date: 19/11/2020, Series 1 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total shares granted	3,562
Total shares vested	(410)
Total granted shares outstanding	3,562
Average fair value at grant date | R$	R$ 772
Unit value average | R$ / shares	R$ 216.63
Grant date: 19/11/2020, Series 2 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total shares granted	3,086
Total shares vested	(355)
Total granted shares outstanding	3,086
Average fair value at grant date | R$	R$ 669
Unit value average | R$ / shares	R$ 216.63